Customers, Traders and Power Transport Concession Holders	12 Months Ended
Dec. 31, 2017
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Customers, Traders and Power Transport Concession Holders
8.	CUSTOMERS, TRADERS AND POWER TRANSPORT CONCESSION HOLDERS

	Balances not yet due	Up to 90 days past due	More than 90 days past due	2017	2016
Billed supply	1,309	698	680	2,687	2,568
Unbilled supply	994	—	—	994	920
Other concession holders – wholesale supply	9	21	(4)	26	80
Other concession holders – wholesale supply, unbilled	283	—	—	283	343
CCEE (Wholesale Trading Exchange)	255	119	8	382	1
Concession Holders – power transport	75	5	79	159	124
Concession Holders – power transport, unbilled	177	—	—	177	195
(–) Provision for doubtful receivables	—	—	(568)	(568)	(660)

	3,102	843	195	4,140	3,571

Current assets				3,885	3,425
Non-current assets				255	146

Note 30 presents the Company’s exposure to credit risk related to Customers and traders.

The allowance for doubtful accounts is considered to be sufficient to cover any potential losses in the realization of accounts receivable, and the breakdown by type of customers as follows:

	2017	2016
Residential	160	245
Industrial	178	133
Commercial, services and others	117	152
Rural	17	24
Public authorities	12	10
Public lighting	5	5
Public services	10	15
Charges for use of the network (TUSD)	68	68
Others	1	8

	568	660

Changes in the allowance for doubtful accounts in 2017, 2016 and 2015 are as follows:

Balance at December 31, 2014	650

Additions, net	175

Written off	(200)

Balance at December 31, 2015	625

Additions, net	382
Written off	(347)

Balance at December 31, 2016	660

Additions, net	248
Written off	(340)

Balance at December 31, 2017	568

Advances from clients

Cemig GT receives advance payments for the sale of energy from certain customers. Advance payments related to services not yet provide are as follows:

Balance at December 31, 2016	181

Addition	325
Supply completed	(318)
Monetary adjustment	45

Balance at December 31, 2017	233

Advance payments are adjusted until the actual delivery of the power supply under the following terms:

2017				2017	2016
Counterparty	Specified period for billing	Index for adjusting prepaid amounts	GWh deliverable
BTG Pactual	Jan. 2018	1.57% p.m.	137	18	181
BTG Pactual	Jan. 2018	1.2% p.m.	172	26	—
Deal Comercializadora	Jan. 2018	1.2% p.m.	5	1	—
White Martins Gases Industriais Ltda.	Feb. 2018 to Mar. 2019	124% of CDI	334	146	—
White Martins Gases Industriais Ltda. (1)	Feb. 2018 to Jul. 2019	124% of CDI	—	42	—

				233	181

(1)	Contracts signed with Cemig D, relating to the billing of Contract for Use of the Distribution System (CUSD), containing the components: transportation and other charges.

Revenue from advanced sales of power supply is recognized in the Statement of income only when the supply actually take place.